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 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 1, 1997.

                                                       REGISTRATION NO. 33-36073

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                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.
                                                                             [X]
                      Post-Effective Amendment No. 10
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                                             [X]
                             Amendment No. 11

         PROVIDIAN LIFE & HEALTH INSURANCE COMPANY SEPARATE ACCOUNT IV
                           (Exact Name of Registrant)

                   Providian Life & Health Insurance Company
                              (Name of Depositor)

                   20 Moores Road Frazer, Pennsylvania 19355
              (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number: (800) 523-7900

                   Providian Life & Health Insurance Company
                         Kimberly A. Scouller, Esquire
                                Providian Center
                                 P.O. Box 32830
                             400 West Market Street
                              Louisville, KY 40232
                    (Name and Address of Agent for Service)

                                    Copy to:
                           Michael Berenson, Esquire
                       Jorden Burt Berenson & Johnson LLP
                   1025 Thomas Jefferson St. N.W. Suite 400 E
                           Washington, DC 20007-0805

It is proposed that this filing will become effective (check appropriate box):

  [X] Immediately upon filing pursuant to paragraph (b) of Rule 485.

  [_] On December 1, 1997 pursuant to paragraph (b)(1)(v) of Rule 485.

  [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [_] On      pursuant to paragraph (a)(1) of Rule 485.

  [_] 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

  [_] On      pursuant to paragraph (a)(2) of Rule 485.

Pursuant to Rule 24f-2 of the Investment Company Act of 1940, the Registrant registered an indefinite amount of Securities being offered. Registrant filed the 24f-2 notice for the fiscal year ended December 31, 1996, on February 27, 1997.

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The sole purpose of this filing is to file a current Consent of Independent
Auditors. The enclosed Consent of Independent Auditors is hereby filed as
Exhibit 10 and the contents of Post-Effective Amendment No. 9 to the Registration Statement (Form N-4, No. 33-36073) filed by Registrant on November 17, 1997 are hereby incorporated by reference.